Stock-Based Compensation (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 04, 2019	May 22, 2019	Aug. 04, 2018	Jun. 20, 2007	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options granted to purchase common stock, outstanding						7,850,000		7,850,000	7,750,000	7,470,000
Charges to operations					$ 13,080		$ 26,016	$ 31,046	$ 73,874
Total deferred compensation expense for outstanding value of unvested stock options
Intrinsic value of exercisable but unexercised in-the-money stock options						$ 3,002,000		$ 1,664,950
Fair market value, per share						$ 0.90		$ 0.68
Winson Sze Chun Ho [Member]
Stock options granted to purchase common stock, issued			200,000
Stock option vested exercisable term			5 years
Stock options are exercisable price per share			$ 0.28
Number of fully vested option issued	100,000		100,000
Fair value of stock options			$ 104,920
Stock price per share			$ 0.2623
Stock options fully vested amount, fair value			$ 52,460
Dr. Yun Yen [Member]
Stock options granted to purchase common stock, issued		50,000	200,000
Stock option vested exercisable term			5 years
Stock options are exercisable price per share			$ 0.28
Number of fully vested option issued	100,000		100,000
Fair value of stock options			$ 104,920
Stock price per share			$ 0.2623
Stock options fully vested amount, fair value			$ 52,460
Dr. Winson Sze Chun Ho, Dr. Yun Yen, Dr. Stephen Forman and Dr. Philip Palmedo [Member]
Stock options granted to purchase common stock, issued		200,000
Stock option vested exercisable term		5 years
Stock options are exercisable price per share		$ 1.10
Stock price per share		$ 0.9453
Stock options fully vested amount, fair value		$ 189,060
Dr. Winson Sze Chun Ho [Member]
Stock options granted to purchase common stock, issued		50,000
Dr. Stephen Forman [Member]
Stock options granted to purchase common stock, issued		50,000
Dr. Philip Palmedo [Member]
Stock options granted to purchase common stock, issued		50,000
Eric Forman [Member]
Stock options granted to purchase common stock, issued		100,000
Stock option vested exercisable term		5 years
Stock options are exercisable price per share		$ 1.10
Number of fully vested option issued		100,000
Stock price per share		$ 0.9453
Stock options fully vested amount, fair value		$ 94,525
2007 Stock Compensation Plan [Member]
Stock options granted to purchase common stock, issued						1,250,000		1,250,000
Stock options granted to purchase common stock, outstanding						1,250,000		1,250,000
2007 Stock Compensation Plan [Member] | Maximum [Member]
Number of restricted stock issued				2,500,000